International Theme Parks (Tables)	12 Months Ended
Oct. 03, 2020
Consolidating Balance Sheets
Impact of Consolidating Financial Statements of International Theme Parks
The following table summarizes the carrying amounts of the Asia Theme Parks’ assets and liabilities included in the Company’s Consolidated Balance Sheets:

	October 3, 2020	September 28, 2019
Cash and cash equivalents	$372	$655
Other current assets	91	102
Total current assets	463	757
Parks, resorts and other property	6,720	6,608
Other assets	191	9
Total assets	$7,374	$7,374

Current liabilities	$486	$447
Borrowings - long-term	1,213	1,114
Other long-term liabilities	403	189
Total liabilities	$2,102	$1,750

Consolidating Income Statements
Impact of Consolidating Financial Statements of International Theme Parks
The following table summarizes the International Theme Parks’ revenues and costs and expenses included in the Company’s Consolidated Statement of Operations for fiscal 2020:

Revenues	$1,805
Costs and expenses	(3,032)
Equity in the loss of investees	(19)